BASIC AND DILUTED (LOSS) INCOME PER SHARE - Schedule of (Loss) Income Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Net (loss) income for the year attributable to shareholders	$ (32,930)	$ 30,679	$ 18,260
Weighted-average number of ordinary shares, basic (in shares)	35,478,331	36,034,115	37,083,262
Net (loss) income per share attributable to shareholders, basic (in usd per share)	$ (0.93)	$ 0.85	$ 0.49
Weighted-average number of ordinary shares, diluted (in shares)	35,478,331	36,337,349	38,542,166
Net (loss) income per share attributable to shareholders, diluted (in usd per share)	$ (0.93)	$ 0.84	$ 0.47